Average Annual Total Returns - Class Z Shares - Voya Index Solution 2040 Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	S&P Target Date 2040 Index 1 Yr		S&P Target Date 2040 Index 5 Yrs		S&P Target Date 2040 Index 10 Yrs	S&P Target Date 2040 Index Since Inception
Total	15.96%	11.62%		12.24%	May 01, 2015	13.37%	[1]	10.95%	[1]	[1]	11.70%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.